Leases (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 01, 2024
Leases [Line Items]
Lease expenses	$ 6,000	$ 6,000
Lease initial term			5 years
Total cash paid	$ 2,475
Remaining term	60 months
Discount rate	4.69%
Leases [Member]
Leases [Line Items]
Lease expenses	$ 3,198	$ 0